Accounts and Other Receivables	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Accounts and Other Receivables	Accounts and Other Receivables
Accounts and other receivables consist of the following components:

	31 March
(Millions of US dollars)	2022	2021
Trade receivables	$336.4	$296.7
Income taxes receivable	29.8	25.4
Other receivables and advances	35.6	17.2
Provision for doubtful trade receivables	(3.4)	(6.1)
Total accounts and other receivables	$398.4	$333.2
The following are changes in the provision for doubtful trade receivables:

	31 March
(Millions of US dollars)	2022	2021	2020
Balance at beginning of period	$6.1	$4.4	$2.9
Adjustment to provision	(2.2)	3.1	1.7
Write-offs, net of recoveries	(0.5)	(1.4)	(0.2)
Balance at end of period	$3.4	$6.1	$4.4